Balance Sheets (USD $)	Nov. 30, 2011	May 31, 2011
Current Assets
Cash in Bank	$ 10,168	$ 193
Accounts Receivable	118,513	0
Prepaid Expenses	35,509	100,000
Other Current Assets	11,089	0
Total Current Assets	175,279	100,193
Plant, Property, and Equipment, net of accumulated depreciation of $176,242 at November 30, 2011	52,497	0
Other Assets
Prepaid Expenses	69,249	0
Identifiable Intangible Assets, net of accumulated amortization of $79,775 at November 30, 2011	3,111,225	0
Due from stockholder	404,650	0
Goodwill	441,071	0
Trademarks	5,000	5,000
Total Other Assets	4,031,195	5,000
Total Assets	4,258,971	105,193
Current Liabilities
Accrued Executive Compensation	198,671	123,158
Accounts Payable (including related party balance of $127,674 and $90,174 at November 30, 2011 and May 31, 2011, respectively)	217,561	134,682
Notes payable	3,737,334	0
Other Current Liabilities	41,341	0
Total Current Liabilities	4,194,907	257,840
Long Term Liabilities
Notes Payable	421,254	0
Deferred Revenue	20,000	0
Total Long Term Liabilities	441,254	0
Total Liabilities	4,636,161	257,840
Shareholders' Equity (Deficit)
Common Stock, $0.01 par value; 500,000,000 shares authorized; 20,424,000 and 16,855,600 shares issued and outstanding at November 30, 2011 and May 31, 2011, respectively	204,240	168,556
Additional Paid-in Capital	1,442,791	615,687
Accumulated deficit	(2,024,221)	(936,890)
Total Shareholders' Equity (Deficit)	(377,190)	(152,647)
Total Liabilities and Shareholders' Equity	$ 4,258,971	$ 105,193